Capital commitments (Tables)	12 Months Ended
Dec. 31, 2022
Capital commitments
Summary of capital expenditure contracted but not yet incurred

	2022	2021
	£m	£m
Property, plant and equipment	37	14
Intangible assets	3	1
Total	40	15